Operating Lease Liabilities	12 Months Ended
Dec. 31, 2022
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES
6.	OPERATING LEASE LIABILITIES

The Company adopted ASU No. 2016-02 and related standards (collectively ASC 842, Leases), which replaced previous lease accounting guidance, on January 1, 2019 using the modified retrospective method of adoption. The Company elected the transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated.

Operating lease expense for the years ended December 31, 2022, 2021 and 2020 was $1,221,081, $996,614, and $338,381, respectively.

Supplemental balance sheet information related to leases is as follows:

	Location on Face of Balance Sheet	December 31, 2022	December 31, 2021
Operating leases:
Operating lease right of use assets	Operating lease, right-of-use assets	$921	$-

Current operating lease liabilities	Operating lease liabilities - current	$544	$-
Non-current operating lease liabilities	Operating lease liabilities	377	-
Total operating lease liabilities		$921	$-

Weighted average remaining lease term (in years):
Operating leases		-	4.0

Weighted discount rate:
Operating leases		-	4.75%

Maturities of lease liabilities were as follows:

	2022	2021
2022	$576	$-
2023	384	-
2024	-	-
2025	-	-
Total	960	-
Less: Amount representing interest	39	-
Present value of future minimum lease payments	921	-
Less: Current obligations	544	-
Long-term obligations	$377	$-